Note 10 - Share Capital (Details Textual) $ / shares in Thousands	Sep. 30, 2020 $ / shares
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)	$ 0